Derivatives - Derivative Change In Fair Value In Comprehensive Income (Loss) (Details) - Embedded forward contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	$ 17,606	$ (2,622)
Prepayments and other current assets
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	140	21
Cryptocurrency receivable
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	22,726
Accounts payable
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(629)
Accrued liabilities and other current liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(4,647)	$ (2,643)
Long-term loans
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	$ 16